Debt and Capital Structure - Summary of Net Debt to Adjusted Funds Flow (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings [abstract]
Net Debt	$ 5,060	$ 4,282
Cash From (Used in) Operating Activities	7,388	11,403
Settlement of Decommissioning Liabilities	(222)	(150)
Net Change in Non-Cash Working Capital	(1,193)	575
Adjusted Funds Flow	$ 8,803	$ 10,978
Net Debt to Adjusted Funds Flow (times)	60.00%	40.00%